UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-06121
Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments January 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks ‡ (96.8%)
	Australia (8.5%)
	Airlines
343,138	Qantas Airways Ltd.	$946,655

	Apparel/Footwear
173,221	Billabong International Ltd.	1,616,989

	Biotechnology
30,150	CSL Ltd.	723,348

	Financial Conglomerates
351,100	AMP Ltd.	2,077,103

	Forest Products
151,000	Gunns Ltd.	529,545

	Major Banks
115,350	Australia and New Zealand Banking Group Ltd.	1,840,553

	Miscellaneous Commercial Services
156,150	Brambles Industries Ltd.	886,634

	Multi-Line Insurance
105,450	Insurance Australia Group Ltd.	531,299

	Oilfield Services/Equipment
312,500	Downer EDI Ltd.	1,239,591

	Other Metals/Minerals
150,801	BHP Billiton Ltd.	1,918,782
68,900	Rio Tinto Ltd.	2,289,339
		4,208,121

	Precious Metals
36,400	Newcrest Mining Ltd.	480,727

	Property - Casualty Insurers
148,400	QBE Insurance Group Ltd.	1,754,131

	Total Australia	16,834,696

	China (0.8%)
	Airlines
271,000	Air China Ltd.(class H)*	96,410

	Electric Utilities
919,000	Huadian Power International Corp., Ltd.	271,256

	Food Retail
301,000	Lianhua Supermarket Holdings Ltd. (Class H)	343,391

	Investment Trusts/Mutual Funds
100,000	Investment Co. of China**	13,600

	Life/Health Insurance
532,000	China Life Insurance Co., Ltd.(class H)*	354,484

	Multi-Line Insurance
259,000	Ping An Insurance (Group) Co. Ltd.(class H)*	431,217

	Total China	1,510,358

	Hong Kong (9.4%)
	Agricultural Commodities/Milling
105,000	Global Bio-Chem Technology	74,807

	Aluminum
2,416,000	Asia Aluminum Holdings Ltd.	244,688

	Apparel/Footwear
970,000	Victory City International Holdings Ltd.	363,736

	Apparel/Footwear Retail
590,000	Esprit Holdings Ltd.	3,414,842

	Computer Peripherals
408,000	Foxconn International Holdings	202,946

	Consumer Sundries
818,000	Moulin International Holdings Ltd.	640,137

	Electronic Equipment/Instruments
497,000	The Grande Holdings Ltd.	446,008

	Engineering & Construction
2,655,800	New World Development Co., Ltd.	2,593,185

	Industrial Conglomerates
85,000	Swire Pacific Ltd. (Class A)	667,442

	Industrial Specialties
217,000	Kingboard Chemical Holdings Ltd.	485,775

	Internet Software/Services
2,537,000	Tom Online Inc.*	376,887

	Other Consumer Services
1,099,000	China Travel International Investment Ltd.	349,566

	Real Estate Development
66,000	Cheung Kong (Holdings) Ltd.	605,757
489,000	Great Eagle Holdings Ltd.	1,123,546
261,000	Henderson Land Development Co., Ltd.	1,239,900
274,000	HongKong Land Holdings Ltd.	647,062
884,000	Hysan Development Co., Ltd.	1,690,333
		5,306,598

	Textiles
608,000	Fountain Set (Holdings) Ltd.	384,214

	Tools/Hardware
749,000	Techtronic Industries Co., Ltd.	1,676,732

	Wholesale Distributors
118,000	Integrated Distribution Services Group Ltd.*	72,991
300,800	Li & Fung Ltd.	496,256
		569,247

	Wireless Telecommunications
284,000	China Mobile Ltd.*	891,871

	Total Hong Kong	18,688,681

	India (2.3%)
	Auto Parts: O.E.M.
85,000	Amtec Auto Ltd.	315,253

	Electrical Products
77,300	Bharat Heavy Electricals Ltd.	1,330,437

	Motor Vehicles
55,000	Hero Honda Motors Ltd.	672,581

	Regional Banks
399,000	Union Bank of India Ltd.	1,006,752

	Textiles
334,000	Alok Industries Ltd.	492,970

106,000	Raymond Ltd.	708,405
		1,201,375

	Total India	4,526,398

	Indonesia (2.0%)
	Coal
4,483,500	PT Bumi Resources Tbk*	449,023

	Construction Materials
2,426,500	PT Indocement Tunggal Prakarsa Tbk*	913,661

	Department Stores
3,890,000	PT Ramayana Lestari Sentosa Tbk	322,400

	Major Telecommunications
1,184,500	PT Telekomunikasi Indonesia Tbk	618,265

	Real Estate Development
25,163,000	PT Kawasan Industri Jababeka Tbk*	340,587

	Regional Banks
1,910,000	PT Bank Central Asia Tbk	599,598
1,712,000	PT Bank Mandiri	362,569
2,854,000	PT Bank Rakyat Indonesia	856,098
		1,818,265

	Tobacco
23,500	Pt Gudang Garam Tbk	43,192

	Total Indonesia	4,505,393

	Japan (49.5%)
	Auto Parts: O.E.M.
80,300	NIFCO Inc.	1,265,759

	Building Products
166,000	Sanwa Shutter Corp.	942,331

	Chemicals: Major Diversified
499,000	Mitsubishi Chemical Corp.	1,586,496

	Chemicals: Specialty
276,000	Daicel Chemical Industries, Ltd.	1,479,894
379,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,270,191
215,000	Kaneka Corp.	2,389,680
121,000	Shin-Etsu Polymer Co., Ltd.	933,725
		6,073,490

	Commercial Printing/Forms
92,000	Dai Nippon Printing Co., Ltd.	1,446,880
57,000	Nissha Printing Co., Ltd.	809,146
		2,256,026

	Computer Peripherals
91,100	Mitsumi Electric Co., Ltd.	989,201

	Computer Processing Hardware
399,000	Fujitsu Ltd.	2,322,536

	Electric Utilities
54,700	Tokyo Electric Power Co., Inc.	1,304,245

	Electrical Products
139,000	Furukawa Electric Co., Ltd.*	747,958

	Electronic Components
31,400	TDK Corp.	2,190,638

	Electronic Distributors
59,300	Ryosan Co., Ltd.	1,422,098

	Electronic Equipment/Instruments
51,800	Canon, Inc.	2,691,300
131,000	Casio Computer Co., Ltd.	1,827,616
24,200	Kyocera Corp.	1,736,742
188,000	Matsushita Electric Industrial Co., Ltd.	2,799,896
337,000	NEC Corp.	1,925,131
123,000	Ricoh Co., Ltd.	2,166,617
545,000	Toshiba Corp.	2,198,191
		15,345,493

	Electronics/Appliances
62,600	Fuji Photo Film Co., Ltd.	2,268,905
27,900	Rinnai Corp.	704,195
500	Sansui Electric Co., Ltd.*	135
49,400	Sony Corp.	1,828,962
		4,802,197

	Engineering & Construction
72,000	Kyudenko Corp.	389,883
40,000	Maeda Road Construction Co., Ltd.	326,075
244,000	Obayashi Corp.	1,558,735
35,000	Sanki Engineering Co., Ltd.	264,755
		2,539,448

	Finance/Rental/Leasing
86,300	Hitachi Capital Corp.	1,701,419

	Food Retail
65,200	FamilyMart Co., Ltd.	2,097,180

	Food: Meat/Fish/Dairy
75,000	Nippon Meat Packers, Inc.	1,016,624

	Food: Specialty/Candy
46,600	House Foods Corp.	680,742

	Home Building
214,000	Sekisui Chemical Co., Ltd.	1,668,236
136,000	Sekisui House, Ltd.	1,575,555
		3,243,791

	Home Furnishings
7,200	Sangetsu Co., Ltd.	167,299

	Industrial Conglomerates
318,000	Hitachi Ltd.	2,122,884

	Industrial Machinery
217,000	Amada Co., Ltd.	1,273,958
191,000	Daifuku Co., Ltd.	1,417,286
84,100	Daikin Industries Ltd.	2,257,874
53,000	Fuji Machine Mfg. Co., Ltd.	525,446
87,000	Fujitec Co., Ltd.	469,495
617,000	Mitsubishi Heavy Industries, Ltd.	1,674,135
250,000	Tsubakimoto Chain Co.	1,050,192
		8,668,386

	Industrial Specialties
60,700	Lintec Corp.	937,222
123,000	Toyo Ink Manufacturing Co., Ltd.	533,245
		1,470,467

	Major Telecommunications
311	Nippon Telegraph & Telephone Corp.	1,307,716

	Metal Fabrications
205,000	Minebea Co., Ltd.	892,746

	Miscellaneous Manufacturing
103,300	Kurita Water Industries Ltd.	1,562,500

	Motor Vehicles
287,400	Nissan Motor Co., Ltd.	3,052,060
112,000	Suzuki Motor Corp.	2,047,727

78,500	Toyota Motor Corp.	3,066,410
82,200	Yamaha Motor Co., Ltd.	1,349,466
		9,515,663

	Movies/Entertainment
37,100	TOHO Co., Ltd.	592,553

	Other Transportation
50,000	Mitsubishi Logistics Corp.	536,069

	Pharmaceuticals: Major
89,700	Sankyo Co., Ltd.	1,990,500

	Pharmaceuticals: Other
39,500	Ono Pharmaceutical Co., Ltd.	2,135,053
61,000	Yamanouchi Pharmaceutical Co., Ltd.	2,212,881
		4,347,934

	Railroads
328	East Japan Railway Co.	1,766,745

	Real Estate Development
110,000	Mitsubishi Estate Co., Ltd.	1,385,518

	Recreational Products
20,300	Nintendo Co., Ltd.	2,294,570
130,400	Yamaha Corp.	1,984,606
		4,279,176

	Semiconductors
10,000	Rohm Co., Ltd.	910,858

	Textiles
111,000	Nisshinbo Industries, Inc.	880,958
100,000	Teijin Ltd.	414,299
		1,295,257

	Wholesale Distributors
23,000	Hitachi High-Technologies Corp.	335,238
189,600	Mitsubishi Corp.	2,226,753
84,000	Nagase & Co., Ltd.	778,939
		3,340,930

	Total Japan	98,680,873

	Malaysia (0.4%)
	Electric Utilities
164,000	Tenaga Nasional Berhad	461,881

	Real Estate Development
148,000	Bandar Raya Developments Berhad	75,964
435,000	MK Land Holdings Berhad	209,020
		284,984

	Total Malaysia	746,865

	New Zealand (0.4%)
	Forest Products
546,750	Carter Holt Harvey Ltd.	847,105

	Singapore (3.9%)
	Airlines
232,000	Singapore Airlines Ltd.	1,658,235

	Electronic Components
575,000	UniSteel Technology Ltd.	562,136
87,100	Venture Corp., Ltd.	835,462
		1,397,598

	Major Banks
209,000	Oversea - Chinese Banking Corp., Ltd.	1,748,873

	Real Estate Development
701,000	Capitaland Ltd.	980,406
144,400	City Developments Ltd.	603,860
		1,584,266

	Water Utilities
781,000	Hyflux Ltd.	1,339,388

	Total Singapore	7,728,360

	South Korea (6.2%)
	Airlines
22,250	Korean Air Lines Co., Ltd.*	390,714

	Apparel/Footwear
42,470	Cheil Industries Inc.	655,983

	Automotive Aftermarket
111,480	Hankook Tire Co., Ltd.	1,284,244

	Electronic Components
11,360	Samsung SDI Co., Ltd.	1,236,098

	Engineering & Construction
75,780	Doosan Heavy Industries and Construction Co., Ltd.	871,981
15,630	LG Engineering & Construction Corp.	435,503
		1,307,484

	Food: Specialty/Candy
6,360	Orion Corp.	765,562

	Industrial Machinery
19,990	Hyundai Mobis	1,365,560

	Investment Banks/Brokers
28,720	Daishin Securities Co., Ltd.	431,882
83,120	LG Investment & Securities Co., Ltd.*	810,012
		1,241,894
	Motor Vehicles
12,070	Hyundai Motor Co., Ltd.	684,753

	Property - Casualty Insurers
3,490	Samsung Fire & Marine Insurance Co., Ltd.	272,025

	Regional Banks
87,180	Pusan Bank	660,226

	Semiconductors
3,919	Samsung Electronics Co., Ltd.	1,891,033

	Tobacco
16,850	KT&G Corp.	516,807

	Total South Korea	12,272,383

	Taiwan (8.7%)
	Automotive Aftermarket
279,480	Cheng Shin Rubber Industry Co., Ltd.	337,957

	Computer Peripherals
279,955	Hon Hai Precision Industry Co., Ltd.	1,230,773

	Computer Processing Hardware
391,747	Acer Inc.	614,348

	Construction Materials
1,280,295	Taiwan Cement Corp.	807,042

	Electrical Products

594,960	Phoenixtec Power Co., Ltd.	688,488

	Electronic Components
480,330	Infortrend Technology Inc.	1,021,510
797,515	Ya Hsin Industrial Co., Ltd.	715,527
		1,737,037

	Electronic Equipment/Instruments
295,000	Delta Electronics, Inc	481,850

	Electronic Production Equipment
183,200	Waffer Technology Co., Ltd.	219,585

	Electronics/Appliance Stores
130,757	Largan Precision Co., Ltd.	658,068

	Electronics/Appliances
293,335	Tsann Kuen Enterprise Co., Ltd.	323,804

	Engineering & Construction
898,019	CTCI Corp.	523,010

	Financial Conglomerates
185,000	Cathay Financial Holding Co.	363,026
19,667	Fubon Financial Holding Co., Ltd (GDR)	196,036
915,000	Mega Financial Holdings Co., Ltd.	605,521
687,000	Shin Kong Financial Holding Co., Ltd.	668,178
1,413,201	Taishin Financial Holdings Co., Ltd.	1,270,155
		3,102,916

	Industrial Specialties
218,028	Asia Optical Co. Inc.	1,299,684

	Investment Banks/Brokers
857,913	Polaris Securities Co., Ltd.	431,415

	Miscellaneous Manufacturing
154,800	Cather Technology Co., Ltd.	501,419
151,725	Chaun-Choung Technology Corp.	292,899
		794,318

	Packaged Software
282,023	Springsoft Inc.	592,816

	Regional Banks
1,458,749	Chinatrust Financial Holding Co., Ltd.	1,633,644

	Semiconductors
204,813	Faraday Technology Corp.	369,472
147,287	MediaTek Inc.	864,070
230,000	SunPlus Technology Co., Ltd.	321,313
133,000	Taiwan Semiconductor Manufacturing Co. Ltd.*	217,022
		1,771,877

	Total Taiwan	17,248,632

	Thailand (4.7%)
	Airlines
421,600	Thai Airways International PCL (Alien Shares)	516,613

	Coal
84,000	Banpu PCL (Alien Shares)	365,975

	Engineering & Construction
1,798,600	Italian-Thai Development PCL (Alien Shares)	522,415
1,816,000	Sino Thai Engineering & Construction PCL (Alien Shares)	574,564
		1,096,979

	Major Banks
864,000	Kasikornbank PCL (Alien Shares)*	1,299,585
68,000	Kasikornbank PCL (NVDR)*	96,992
		1,396,577

	Oil Refining/Marketing
113,300	PTT PCL (Alien Shares)		540,643
77,500	Thai Oil PCL (Alien Shares)*		104,512
			645,155

	Real Estate Development
4,182,800	Asian Property Development PCL (Alien Shares)		503,324

	Regional Banks
655,800	Bangkok Bank PCL (Alien Shares)*		1,972,842
183,900	Siam City Bank PCL		123,999
350,500	Siam Commercial Bank PCL (Alien Shares)		452,214
			2,549,055

	Specialty Telecommunications
3,108,300	True Corporation PCL (Alien Shares)*		828,097

	Wireless Telecommunications
195,700	Advanced Info Service PCL (Alien Shares)		537,972
226,000	Total Access Communication PCL (Alien Shares)*		833,144
			1,371,116

	Total Thailand		9,272,891

	Total Common Stocks (Cost$ 162,217,050)		192,862,635

	Preferred Stocks ‡ (0.7%)
	South Korea

	Motor Vehicles
9,000	Hyundai Motor Co., Ltd.		294,219

	Semiconductors
3,960	Samsung Electronics Co., Ltd.		1,235,594
	Total Preferred Stocks (Cost$ 791,940)		1,529,813

	Rights ‡ (0.0%)
	Taiwan
	Financial Conglomerates
36,124	Shin Kong Financial Holding Co., Ltd. (Cost $0)
	Total Rights		7,927

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (2.7%)
	Repurchase Agreement
$5,310	Joint repurchase agreement account 2.48% due 02/01/05 (dated 01/31/05; proceeds $5,310,366) (a) (Cost $ 5,310,000)		5,310,000

	Total Investments (Cost$ 168,318,990)(b)	100.2%	199,710,375
	Liabilities in Excess of Other Assets	(0.2)	(475,939)
	Net Assets	100.0%	$199,234,436

GDR	Global Depository Receipt.
NVDR	Non Voting Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
‡

Securities with total market value equal to $194,400,375 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purpose . The aggregate gross unrealized appreciation is $ 49,476,525 and the aggregate gross unrealized depreciation is $ 18,085,140, resulting in net unrealized appreciation of $ 31,391,385.

Morgan Stanley Pacific Growth Fund Inc.
Summary of Investments January 31, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Electronic Equipment/Instruments	$16,273,351	8.2%
Motor Vehicles	11,167,216	5.6
Industrial Machinery	10,033,946	5.0
Real Estate Development	9,405,277	4.7
Engineering & Construction	8,060,106	4.1
Regional Banks	7,667,942	3.9
Electronic Components	6,561,371	3.3
Chemicals: Specialty	6,073,490	3.0
Semiconductors	5,809,362	2.9
Repurchase Agreement	5,310,000	2.7
Financial Conglomerates	5,187,946	2.6
Electronics/Appliances	5,126,001	2.6
Major Banks	4,986,003	2.5
Pharmaceuticals: Other	4,347,934	2.2
Recreational Products	4,279,176	2.1
Other Metals/Minerals	4,208,121	2.1
Wholesale Distributors	3,910,177	2.0
Airlines	3,608,627	1.8
Apparel/Footwear Retail	3,414,842	1.7
Industrial Specialties	3,255,926	1.6
Home Building	3,243,791	1.6
Computer Processing Hardware	2,936,884	1.5
Textiles	2,880,846	1.5
Industrial Conglomerates	2,790,326	1.4
Electrical Products	2,766,883	1.4
Apparel/Footwear	2,636,708	1.3
Food Retail	2,440,571	1.2
Computer Peripherals	2,422,920	1.2
Miscellaneous Manufacturing	2,356,818	1.2
Wireless Telecommunications	2,262,987	1.1
Commercial Printing/Forms	2,256,026	1.1
Electric Utilities	2,037,382	1.0
Property - Casualty Insurers	2,026,156	1.0
Pharmaceuticals: Major	1,990,500	1.0
Major Telecommunications	1,925,981	1.0
Railroads	1,766,745	0.9
Construction Materials	1,720,703	0.9
Finance/Rental/Leasing	1,701,419	0.9
Tools/Hardware	1,676,732	0.8
Investment Banks/Brokers	1,673,309	0.8
Automotive Aftermarket	1,622,201	0.8
Chemicals: Major Diversified	1,586,496	0.8

Auto Parts: O.E.M.	1,581,012	0.8
Food: Specialty/Candy	1,446,304	0.7
Electronic Distributors	1,422,098	0.7
Forest Products	1,376,650	0.7
Water Utilities	1,339,388	0.7
Oilfield Services/Equipment	1,239,591	0.6
Food: Meat/Fish/Dairy	1,016,624	0.5
Multi-Line Insurance	962,516	0.5
Building Products	942,331	0.5
Metal Fabrications	892,746	0.5
Miscellaneous Commercial Services	886,634	0.4
Specialty Telecommunications	828,097	0.4
Coal	814,998	0.4
Biotechnology	723,348	0.4
Electronics/Appliance Stores	658,068	0.3
Oil Refining/Marketing	645,155	0.3
Consumer Sundries	640,137	0.3
Packaged Software	592,816	0.3
Movies/Entertainment	592,553	0.3
Tobacco	559,999	0.3
Other Transportation	536,069	0.3
Precious Metals	480,727	0.2
Internet Software/Services	376,887	0.2
Life/Health Insurance	354,484	0.2
Other Consumer Services	349,566	0.2
Department Stores	322,400	0.2
Aluminum	244,688	0.1
Electronic Production Equipment	219,585	0.1
Home Furnishings	167,299	0.1
Agricultural Commodities/Milling	74,807	0.0
Investment Trusts/Mutual Funds	13,600	0.0

	$199,710,375	100.2%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

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